Note 8 – Commitments and Contingencies	7 Months Ended	9 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Note 8 – Commitments and Contingencies

NOTE 7— COMMITMENTS AND CONTINGENCIES

Registration Rights

The Company entered into a registration rights agreement with its founders, officers, directors or their affiliates upon the effective date of the Initial Public Offering pursuant to which the Company is required to register any shares of common stock, warrants (including working capital warrants), and shares underlying such warrants, that are not then covered by an effective registration statement. The holders of these securities will be entitled to make up to two demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of the Initial Public Offering to purchase up to 930,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions to the extent provided for in the underwriting agreement. On November 30, 2021, the underwriters purchased an additional 300,000 Option Units pursuant to the partial exercise of the Over-Allotment Option. The Company paid an underwriting discount of 2.00% of the gross proceeds of the Initial Public Offering and the sale of Option Units or $1,300,000 to the underwriters at the closing of the Initial Public Offering and the sale of Option Units.

NOTE 8— COMMITMENTS AND CONTINGENCIES

Registration Rights

The Company entered into a registration rights agreement with its founders, officers, directors or their affiliates prior to or on the effective date of the Initial Public Offering pursuant to which the Company is required to register any shares of common stock, warrants (including working capital warrants), and shares underlying such warrants, that are not then covered by an effective registration statement. The holders of these securities are entitled to make up to two demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of the Initial Public Offering to purchase up to 930,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions to the extent provided for in the underwriting agreement. On November 30, 2021, the underwriters purchased an additional 300,000 Option Units pursuant to the partial exercise of the Over-Allotment Option. The Company paid an underwriting discount of 2.00% of the gross proceeds of the Initial Public Offering and the sale of Option Units or $1,300,000 to the underwriters at the closing of the Initial Public Offering and the sale of Option Units.

Cardio Diagnostics Member During Reverse Merger [Member]
Note 8 – Commitments and Contingencies

Note 8 – Commitments and Contingencies

Deposit For Acquisition

On April 14, 2021, the Company deposited $250,000 with an escrow agent in connection with a planned business acquisition. The Company subsequently decided to terminate the acquisition and recorded expenses of $112,534 in connection with the termination and is presented as other expenses in the condensed consolidated statements of operations. The remaining escrow balance of $137,466 was returned to the Company on July 26, 2022.